Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Parenthetical) (Detail) - USD [member] $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Possible increase in the value of foreign currency against the location currency	0.01	0.01	0.01	0.01
Possible decrease in the value of foreign currency against the local currency.	0.01	0.01	0.01	0.01
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.2	$ 1.9
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities			$ 0.2	$ 1.9